Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases	The future minimum rental commitments under non-cancelable operating leases follow:

(MILLIONS OF DOLLARS)	2012	2013	2014	2015	2016	AFTER 2016

Lease commitments	$187	$166	$144	$105	$83	$723